Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
AGF U.S. Market Neutral Anti-Beta Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.23%)	(4.07%)	0.31%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.64%
Dow Jones U.S. Thematic Market Neutral Low Beta Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.97%)	(5.34%)	0.11%